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                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                        ALLMERICA SELECT SEPARATE ACCOUNT
                      ALLMERICA SELECT SEPARATE ACCOUNT II
                               INHEIRITAGE ACCOUNT
                              SEPARATE ACCOUNT SPVL

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                        ALLMERICA SELECT SEPARATE ACCOUNT
                      ALLMERICA SELECT SEPARATE ACCOUNT II
                      ALLMERICA SELECT SEPARATE ACCOUNT III
                                 VEL ACCOUNT III
                               INHEIRITAGE ACCOUNT
                              SEPARATE ACCOUNT IMO

         SUPPLEMENT DATED MAY 18, 2001 TO PROSPECTUSES DATED MAY 1, 2001

                                      * * *

Effective June 1, 2001, Massachusetts Financial Services Company and Jennison Associates LLC will replace Nicholas-Applegate Capital Management, L.P. as sub-advisers of the Select Aggressive Growth Fund (the "Fund") of Allmerica Investment Trust. As of June 1, 2001, throughout the prospectuses any references to Nicholas-Applegate Capital Management, L.P are deleted, and replaced by inserting references to Massachusetts Financial Services Company and Jennison Associates LLC.

For more information, see the Prospectus Supplement for Allmerica Investment Trust dated May 15, 2001.

                                      * * *

                                                   SUPPLEMENT DATED MAY 18, 2001

Select Acclaim
Select Charter
Select Resource
Select Life II
Allmerica Estate Optimizer
Select SPL
Select Inheiritage
Allmerica Select Life Plus
Allmerica VUL 2001
VUL 2001 Survivorship